Trading Activities and Related Risks (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Trading Activities And Related Risks
Schedule of exposure in investments

The following table presents the exposure at September 30, 2014.

Country or Region	U.S. Treasury Securities	Asset Backed Securities	Commercial Paper	Corporate Notes	Total	% of Partners’ Capital (Net Asset Value)
United States	$6,970,295	$451,924	$669,911	$4,333,363	$12,425,493	49.19%
Japan	—	—	399,925	—	399,925	1.58%
Netherlands	—	—	—	354,139	354,139	1.40%
France	—	—	249,971	—	249,971	0.99%
Mexico	—	—	—	201,598	201,598	0.80%
British Virgin Islands	—	—	—	200,618	200,618	0.79%
Canada	—	—	—	200,490	200,490	0.79%
Singapore	—	—	149,973	—	149,973	0.59%
Spain	—	—	—	154,698	154,698	0.61%
Total	$6,970,295	$451,924	$1,469,780	$5,444,906	$14,336,905	56.74%

The following table presents the exposure at December 31, 2013.

Country or Region	U.S. Treasury Securities	Commercial Paper	Corporate Notes	Certificates of Deposit	Total	% of Partners’ Capital (Net Asset Value)
United States	$8,395,413	$1,499,844	$5,677,092	$250,730	$15,823,079	47.15%
Netherlands	—	—	708,392	—	708,392	2.11%
Japan	—	449,870	—	—	449,870	1.34%
United Kingdon	—	—	315,637	—	315,637	0.94%
Canada	—	—	302,572	—	302,572	0.90%
France	—	249,960	—	—	249,960	0.74%
Denmark	—	—	225,905	—	225,905	0.67%
British Virgin Islands	—	—	200,115	—	200,115	0.60%
Singapore	—	99,999	—	—	99,999	0.30%
Total	$8,395,413	$2,299,673	$7,429,713	$250,730	$18,375,529	54.75%

The following table presents the exposure at December 31, 2013.

Country or Region	U.S. Treasury Securities	Commercial Paper	Corporate Notes	Certificates of Deposit	Total	% of Partners’ Capital (Net Asset Value)
United States	$8,395,413	$1,499,844	$5,677,092	$250,730	$15,823,079	47.15%
Netherlands	—	—	708,392	—	708,392	2.11%
Japan	—	449,870	—	—	449,870	1.34%
United Kingdon	—	—	315,637	—	315,637	0.94%
Canada	—	—	302,572	—	302,572	0.90%
France	—	249,960		—	249,960	0.74%
Denmark	—	—	225,905	—	225,905	0.67%
British Virgin Islands	—	—	200,115	—	200,115	0.60%
Singapore	—	99,999	—	—	99,999	0.30%
Total	$8,395,413	$2,299,673	$7,429,713	$250,730	$18,375,529	54.75%

The following table presents the exposure at December 31, 2012.

Country or Region	U.S. Treasury Securities	Gov’t Sponsored Enterprise Notes	Commercial Paper	Corporate Notes	Certificates of Deposit	Total	% of Partners’ Capital (Net Asset Value)
United States	$5,494,988	$652,812	$2,024,710	$11,826,537	$2,054,535	$22,053,582	44.11%
Netherlands	—	—	—	1,279,797	—	1,279,797	2.56%
Canada	—	—	199,980	878,668	—	1,078,648	2.16%
Japan	—	—	249,997	503,456	251,835	1,005,288	2.01%
France	—	—	249,943	410,953	—	660,896	1.32%
Great Britain	—	—	249,898	250,423	—	500,321	1.00%
Multinational	—	—	249,925	200,456	—	450,381	0.90%
Germany	—	—	—	250,032	—	250,032	0.50%
Singapore	—	—	249,982	—	—	249,982	0.50%
Australia	—	—	—	226,942	—	226,942	0.45%
Denmark	—	—	—	222,058	—	222,058	0.44%
Total	$5,494,988	$652,812	$3,474,435	$16,049,322	$2,306,370	$27,977,927	55.95%